Note 11 - BioLargo Engineering, Science and Technologies, LLC (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2017	Dec. 31, 2025	Dec. 31, 2024
Seven Employees Working at BioLargo Engineering, Science & Technologies, LLC [Member]
Deferred Compensation Arrangement with Individual, Requisite Service Period (Year)			5 years
Potential Ownership Percentage of Subsidiary Held by Subsidiary Employees Based on Performance			30.00%
Incentive Issuance Stipulations for Subsidiary Employees, Accounts Receivable Collected by Year One of Operation			90.00%
Incentive Issuance Stipulations for Subsidiary Employees, Profit Earned in Year One of Operation			10.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value				$ 55,000	$ 55,000
Seven Employees Working at BioLargo Engineering, Science & Technologies, LLC [Member] | Vesting on Performance Metrics [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	30.00%	26.25%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)	1,750,000
Seven Employees Working at BioLargo Engineering, Science & Technologies, LLC [Member] | Non-Qualified Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)			1,750,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)			5 years
BioLargo Engineering, Science & Technologies, LLC [Member]
Subsidiary, Ownership Percentage, Parent	70.00%		100.00%	70.00%
Office Lease, Knoxville, Tennessee Area [Member]
Lessee, Operating Lease, Term of Contract (Year)			3 years